Interest-bearing bank borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Interest-bearing bank borrowings
Schedule of Interest-bearing bank borrowings

	31 December 2019	31 December 2018
Current	Successor (NFH)	Predecessor (HHH)
-Secured	400,325	20,205
Non-current
-Secured	2,060,933	387,387

	2,461,258	407,592

Schedule of maturity profile of the bank borrowings

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Maturity profile of the bank borrowings:	400,325	20,205
Within 1 year	6,130	43,525
Between 1 and 2 years	489,440	200,879
Between 2 and 5 years	1,565,363	142,983
Over 5 years	2,461,258	407,592

Schedule of bank borrowings are secured by assets

		31 December	31 December
		2019	2018
	Notes	Successor (NFH)	Predecessor (HHH)
Restricted cash		—	5,277
Equity interest in subsidiaries		2,066,948	402,315
Restricted cash and equity interest in a subsidiary	(c)	394,310	—

		2,461,258	407,592